Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases - Schedule of Lease Costs

In the years 2022, 2021, and 2020 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2022	2021	2020
Finance lease cost:
Amortization of right-of-use assets	33	68	66
Interest on lease liabilities	1	7	12
Operating lease cost:
Fixed rent expense	587	695	602
Short-term lease cost	2	7	22
Net lease cost from continuing operations	623	777	702
Lease cost - Cost of sales	-	-	-
Lease cost - General & administrative expenses	623	777	702
Net lease cost from continuing operations	623	777	702

Leases - Schedule of Cash and Non-Cash Activities Associated with Leases

In the years 2022 and 2021, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	61	114
Operating cash flows from operating leases	610	580
Financing cash flows from finance leases	1	7
Non-cash investing and financing activities :
Net lease cost	623	777
Additions to ROU assets obtained from:
New finance lease liabilities	-	-
New operating lease liabilities	56	1,197

Leases - Schedule of Future Minimum Lease Payments

As at December 31, 2022, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2023	604	1	-	605
2024	584	-	-	584
2025	575	-	-	575
2026	530	-	-	530
2027 and beyond	442	-	-	442
Total future minimum operating and short-term lease payments	2,735	1	-	2,736
Less effects of discounting	(416)	-	-	(416)
Less effects of practical expedient	-	(1)	-	(1)
Lease liabilities recognized	2,319	-	-	2,319